Stockholders' Equity - 2023 Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Aug. 11, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSU's outstanding (in shares)	9,541,495				2,816,224
Granted (in shares)	1,316,093
Stock options, weighted average grant date fair value (in dollars per share)	$ 5.36
Exercise price, percentage of estimated fair value per share, options	100.00%	100.00%
Total common stock available for future issuance (in shares)		48,081,610	19,194,622
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSU's outstanding (in shares)	7,970,702	5,585,008		8,004,324
Stock options, contractual term		10 years
Granted (in shares)		2,100,307	0
Stock options, weighted average grant date fair value (in dollars per share)		$ 4.08
Recognized compensation expense		$ 724
Unrecognized compensation expense		$ 7,766
Compensation expense, period for recognition	3 years 6 months	3 years 7 months 6 days
2023 Plan | Board of Directors and Other Non-Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		278,000
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized compensation expense		$ 433
Unrecognized compensation expense		$ 609
Compensation expense, period for recognition		1 year 6 months
Stock options, graded vesting period		4 years
Shares vesting at each annual anniversary, percent		25.00%
Restricted Stock Units (RSUs) | 2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 4,547
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total common stock available for future issuance (in shares)	2,350,530	1,396,252
Share-based compensation arrangement by share-based payment award, automatic increase period	10 years	10 years
Share-based compensation arrangement by share-based payment award, automatic increase, percentage of total shares	2	0.02
Share-based compensation arrangement by share-based payment award, automatic increase, percentage of initial share reserve	200	2